Employee costs and share plans for employees - AstraZeneca Investment Plan, Restricted Share Plan and Extended Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2025 employee	Dec. 31, 2023 shares
Share plans
Granted | shares		267,000
AstraZeneca Restricted Share Plan
Share plans
Number of times plan was used during period	4
Number of employees granted awards | employee	1,503
Astrazeneca Extended Incentive Plan
Share plans
Percentage of awards vesting at fifth anniversary of grant date	50.00%
Percentage of awards vesting at tenth anniversary of grant date	50.00%